REPORTABLE SEGMENTS AND GEOGRAPHIC INFORMATION (Schedule of Major Customers' Data Percentage of Total Revenues) (Details)	3 Months Ended
	Mar. 31, 2018	[1]	Mar. 31, 2017	Mar. 31, 2016
Customer A [Member]
Percentage of Total Revenues			12.00%	10.00%
Customer B [Member]
Percentage of Total Revenues			13.00%	27.00%
Customer C [Member]
Percentage of Total Revenues			10.00%		[1]

[1]	Less than 10%